Schedule of intangible assets (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Intangible assets:
Amortizable intangible assets	$ 42,580	$ 42,382
Accumulated amortization	(41,308)	(38,008)
Total	$ 1,272	$ 4,374